E&E ASSETS (Details) - USD ($)				12 Months Ended
	Dec. 18, 2023	Jun. 01, 2023	Apr. 13, 2023	Dec. 31, 2023	Dec. 31, 2022
E&E ASSETS
Balance at beginning				$ 2,369,034	$ 1,286,156
E&E expenditures:
Acquisition costs				152,200	174,433
Assays				75,692	24,554
Consulting				257,305	91,391
Drilling				1,147,383	424,138
Field supplies and rentals				15,823	4,371
Field work				79,806	3,832
Finders' fees				15,000	10,000
Geophysics				28,250	4,769
Government payments				291,411	326,213
Mapping					11,625
Share-based compensation				68,062	26,173
Travel				33,310	11,523
Write-off of E&E assets				(2,252,786)
Total E&E expenditures				(88,544)	1,113,022
Movement in foreign exchange					(30,144)
Balance at ending				2,280,490	2,369,034
Kelly Creek
E&E ASSETS
Balance at beginning				914,879	379,154
E&E expenditures:
Acquisition costs				30,000	50,000
Assays				6,012	24,554
Consulting				4,344	12,693
Drilling				0	327,145
Field supplies and rentals				0	2,121
Field work				0	1,500
Finders' fees				0	0
Geophysics				0	3,000
Government payments				17,558	96,333
Mapping					6,375
Share-based compensation				16,749	5,235
Travel				622	6,769
Write-off of E&E assets		$ (353,456)		(353,456)
Total E&E expenditures				(278,171)	535,725
Movement in foreign exchange					0
Balance at ending				636,708	914,879
Lone Mountain
E&E ASSETS
Balance at beginning				350,738	237,727
E&E expenditures:
Acquisition costs				72,200	20,000
Assays				4,385	0
Consulting				99,619	7,406
Drilling				0	0
Field supplies and rentals				867	0
Field work				17,544	0
Finders' fees				0	0
Geophysics				28,250	0
Government payments				177,236	80,370
Mapping					0
Share-based compensation				16,749	5,235
Travel				9,094	0
Write-off of E&E assets				0
Total E&E expenditures				425,944	113,011
Movement in foreign exchange					0
Balance at ending				776,682	350,738
Miller
E&E ASSETS
Balance at beginning				302,840	197,837
E&E expenditures:
Acquisition costs				25,000	25,000
Assays				37,722	0
Consulting				34,625	7,956
Drilling				500,463	0
Field supplies and rentals				3,572	0
Field work				21,301	0
Finders' fees				15,000	10,000
Geophysics				0	1,769
Government payments				50,131	49,749
Mapping					5,250
Share-based compensation				14,950	5,235
Travel				9,864	44
Write-off of E&E assets	$ (1,015,468)			(1,015,468)
Total E&E expenditures				(302,840)	105,003
Movement in foreign exchange					0
Balance at ending				0	302,840
Stockade Mountain
E&E ASSETS
Balance at beginning				96,046	0
E&E expenditures:
Acquisition costs				25,000	25,000
Assays				0	0
Consulting				96,567	16,329
Drilling				538,627	0
Field supplies and rentals				11,125	2,250
Field work				28,535	0
Finders' fees				0	0
Geophysics				0	0
Government payments				46,108	46,666
Mapping					0
Share-based compensation				16,749	5,235
Travel				8,343	566
Write-off of E&E assets				0
Total E&E expenditures				771,054	96,046
Movement in foreign exchange					0
Balance at ending				867,100	96,046
Fourmile Basin
E&E ASSETS
Balance at beginning				704,531	471,438
E&E expenditures:
Acquisition costs				0	54,433
Assays				27,573	0
Consulting				22,150	47,007
Drilling				108,293	96,993
Field supplies and rentals				259	0
Field work				12,426	2,332
Finders' fees				0	0
Geophysics				0	0
Government payments				378	53,095
Mapping					0
Share-based compensation				2,865	5,233
Travel				5,387	4,144
Write-off of E&E assets			$ (883,862)	(883,862)
Total E&E expenditures				(704,531)	263,237
Movement in foreign exchange					(30,144)
Balance at ending				$ 0	$ 704,531